CAPITAL ASSETS, NET	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
CAPITAL ASSETS, NET
NOTE 8. CAPITAL ASSETS, NET

Capital assets, net, consist of the following:

	As of
	May 31, 2020	February 29, 2020
Furniture and office equipment	$169,620	$168,641
Software	530,374	541,345
Leasehold improvements	304,773	295,231
Total capital assets	1,004,767	1,005,217
Less: accumulated depreciation	(326,278)	(312,025)
Capital assets, net	$678,489	$693,192

Depreciation expense was $14,407 and $0 for the three months ended May 31, 2020 and May 31, 2019, respectively.

Capital assets, net, consist of the following:

	As of
	February 29, 2020	February 28, 2019
Furniture and office equipment	$168,641	$-
Software	541,345	-
Leasehold improvements	295,231	-
Total capital assets	1,005,217
Less: accumulated depreciation	(312,025)	-
Capital assets, net	$693,192	$-

Depreciation expense was $23,680 and $Nil for the years ended February 29, 2020 and February 28, 2019, respectively.